Fair Value Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Information
Note 6.	Fair Value Information

The following fair value information is based on a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels in the hierarchy used to measure fair value are:

Level 1—Unadjusted quoted prices in active markets accessible at the reporting date for identical assets and liabilities.

Level 2—Quoted prices for similar assets or liabilities in active markets. Quoted prices for identical or similar assets and liabilities in markets that are not considered active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3—Prices or valuations that require inputs that are significant to the valuation and are unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

In the three months ended March 31, 2015, there were no transfers among Level 1, 2 or 3 fair value determinations.

The derivative liabilities for foreign exchange contracts were $1 million as of both March 31, 2015 and December 31, 2014 and are included in the condensed consolidated balance sheet in accrued expenses. These derivatives are classified as Level 2 of the fair value hierarchy. The fair values of derivatives used to manage foreign currency risk is based on published quotations of spot currency rates and forward points, which are converted into implied forward currency rates.

The following table includes the fair value of our financial instruments for which disclosure of fair value is required (in millions):

		March 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and cash equivalents	1	$166.2	$166.2	$149.0	$149.0
Liabilities
Debt	2	635.3	656.2	636.2	644.0

Cash equivalents are recorded at cost, which approximates fair value due to their short-term nature.

Note 8.	Fair Value Information

The following fair value information is based on a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels in the hierarchy used to measure fair value are:

Level 1—Unadjusted quoted prices in active markets accessible at the reporting date for identical assets and liabilities.

Level 2—Quoted prices for similar assets or liabilities in active markets. Quoted prices for identical or similar assets and liabilities in markets that are not considered active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3—Prices or valuations that require inputs that are significant to the valuation and are unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

During 2014 and 2013, there were no transfers among Level 1, 2 or 3 fair value determinations.

The derivative liabilities for foreign exchange contracts as of December 31, 2014 and 2013 were $0 million and $5 million, respectively, and are included in the consolidated and combined balance sheet in accrued expenses. These derivatives are classified as Level 2 of the fair value hierarchy. The fair values of derivatives used to manage foreign currency risk is based on published quotations of spot currency rates and forward points, which are converted into implied forward currency rates. Additional information on our use of derivative instruments is contained in Note 15, “Objectives and Strategies for Using Derivatives.”

The following table includes the fair value of our financial instruments for which disclosure of fair value is required (in millions):

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and cash equivalents	1	$149.0	$149.0	$44.1	$44.1
Liabilities
Debt	2	636.2	644.0	11.9	11.9

Cash equivalents are recorded at cost, which approximates fair value due to their short-term nature.

As of December 31, 2013, short-term debt included $9 million of debt owed to wholly-owned subsidiaries of Kimberly-Clark. The carrying value approximated fair value due to the short-term nature of the debt.

Long-term debt at December 31, 2014 includes the carrying amount of our senior secured term loan (including current portion) and our senior unsecured notes (See Note 9, “Debt”). Fair value for the debt was based on observed trading prices in a secondary market.